Offerings - Offering: 1	Jan. 16, 2026 USD ($)
Offering:
Maximum Aggregate Offering Price	$ 61,237,500
Offering Note
(1)

Calculated solely for the purpose of determining the filing fee in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The proposed maximum aggregate value of the transaction is calculated based on 106,500,000 shares of common stock, par value $0.001 per share (the “Common Stock”), of PEDEVCO Corp. (“PEDEVCO”) that will be issued to certain affiliates of Juniper Capital Advisors, L.P. (“Juniper”) in connection with the completion of the transactions contemplated by that certain Merger Agreement, dated as of October 31, 2025, by and among PEDEVCO, NP Merger Sub, LLC, COG Merger Sub, LLC, North Peak Oil & Gas, LLC, Century Oil and Gas Sub-Holdings, LLC, and upon conversion of the 10,650,000 shares of the Series A Convertible Preferred Stock of PEDEVCO issued in connection therewith, and, solely for purposes of the specified provisions therein, North Peak Oil & Gas Holdings, LLC, multiplied by (ii) $0.575, which is the average of the high and low price per share of PEDEVCO Common Stock, as reported on the NYSE American on January 14, 2026.

(2)

In accordance with Section 14(g) of the Exchange Act and Rule 0-11 of the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction calculated in note (1) above by 0.00013810.